Document And Entity Information	Oct. 01, 2026
Document Information Line Items
Entity Central Index Key	0002150455
Document Type	S-1
Entity Registrant Name	POP GLOBAL ACQUISITION LIMITED
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false